Supplemental guarantor consolidated income statement (Detail) - CHF (SFr) SFr in Millions		3 Months Ended			6 Months Ended
		Jun. 30, 2018	Mar. 31, 2018	Jun. 30, 2017	Jun. 30, 2018		Jun. 30, 2017
Condensed Income Statements Captions [Line Items]
Interest income					SFr 8,034		SFr 6,982
Interest expense					(5,340)		(3,890)
Net interest income		SFr 967	SFr 1,727	SFr 1,404	2,694		3,092
Other net income from fair value changes on financial instruments		2,182	1,466	1,459	3,648		2,900
Credit loss (expense) / recovery					(53)		(46)
Fee and commission income	[1],[2]	4,799	4,900	4,745	9,699		9,552
Fee and commission expense	[2]	(416)	(409)	(449)	(825)		(885)
Net fee and commission income	[2]	4,383	4,491	4,296	8,874		8,667
Other income		137	164	285	301		345
Total operating income		7,641	7,823	7,398	15,464	[3]	14,958	[3]
Personnel expenses		3,524	3,556	3,611	7,080	[3],[4]	7,654	[3]
General and administrative expenses		2,308	2,236	2,111	4,544	[3]	3,712	[3]
Depreciation and impairment of property, equipment and software		241	232	220	473	[3]	473	[3]
Amortization and impairment of intangible assets		16	16	16	32	[3]	37	[3]
Total operating expenses		6,089	6,040	5,957	12,128	[3]	11,876	[3]
Operating profit / (loss) before tax		1,553	1,783	1,441	3,336	[3]	3,082	[3]
Tax expense / (benefit)		369	411	317	780	[3]	681	[3]
Net profit / (loss)		1,184	1,371	1,124	2,556	[3],[5]	2,401	[3],[5]
Net profit / (loss) attributable to preferred noteholders				0			46
Net profit / (loss) attributable to non-controlling interests		1	1	1	3		1
Net profit / (loss) attributable to shareholders		1,183	SFr 1,370	1,123	2,553		2,354
Elimination entries
Condensed Income Statements Captions [Line Items]
Interest income					(1,351)		(1,271)
Interest expense					1,374		1,211
Net interest income					24		(60)
Other net income from fair value changes on financial instruments					10		(200)
Credit loss (expense) / recovery					(28)		0
Fee and commission income					(376)		(415)
Fee and commission expense					360		395
Net fee and commission income					(15)		(20)
Other income					(4,799)		(4,186)
Total operating income					(4,809)		(4,466)
Personnel expenses					0		0
General and administrative expenses					(1,768)		(2,952)
Depreciation and impairment of property, equipment and software					0		0
Amortization and impairment of intangible assets					0		0
Total operating expenses					(1,768)		(2,952)
Operating profit / (loss) before tax					(3,041)		(1,514)
Tax expense / (benefit)					(3)		0
Net profit / (loss)					(3,038)		(1,514)
Net profit / (loss) attributable to preferred noteholders							0
Net profit / (loss) attributable to non-controlling interests					0		0
Net profit / (loss) attributable to shareholders					(3,038)		(1,514)
UBS AG (standalone) | Reportable legal entities
Condensed Income Statements Captions [Line Items]
Interest income					4,915		4,232	[6]
Interest expense					(4,828)		(3,594)	[6]
Net interest income					86		638	[6]
Other net income from fair value changes on financial instruments					2,641		2,163	[6]
Credit loss (expense) / recovery					(12)		(23)	[6]
Fee and commission income					1,426		1,300	[6]
Fee and commission expense					(456)		(443)	[6]
Net fee and commission income					970		856	[6]
Other income					3,839	[7]	2,695	[6],[8]
Total operating income					7,524		6,329	[6]
Personnel expenses					1,869		2,418	[6]
General and administrative expenses					2,060		2,229	[6]
Depreciation and impairment of property, equipment and software					319		348	[6]
Amortization and impairment of intangible assets					1		6	[6]
Total operating expenses					4,249		5,001	[6]
Operating profit / (loss) before tax					3,275		1,327	[6]
Tax expense / (benefit)					282		45	[6]
Net profit / (loss)					2,993		1,283	[6]
Net profit / (loss) attributable to preferred noteholders	[6]						46
Net profit / (loss) attributable to non-controlling interests					0		0	[6]
Net profit / (loss) attributable to shareholders					2,993		1,237	[6]
Dividends received from UBS Switzerland AG		SFr 2,351		SFr 191
UBS Switzerland AG (standalone) | Reportable legal entities
Condensed Income Statements Captions [Line Items]
Interest income					2,048		2,001	[6]
Interest expense					(410)		(314)	[6]
Net interest income					1,638		1,687	[6]
Other net income from fair value changes on financial instruments					466		468	[6]
Credit loss (expense) / recovery					(18)		(21)	[6]
Fee and commission income					2,194		2,166	[6]
Fee and commission expense					(196)		(187)	[6]
Net fee and commission income					1,999		1,979	[6]
Other income					86		116	[6]
Total operating income					4,171		4,228	[6]
Personnel expenses					928		1,046	[6]
General and administrative expenses					1,664		1,591	[6]
Depreciation and impairment of property, equipment and software					9		5	[6]
Amortization and impairment of intangible assets					0		0	[6]
Total operating expenses					2,601		2,643	[6]
Operating profit / (loss) before tax					1,570		1,586	[6]
Tax expense / (benefit)					330		319	[6]
Net profit / (loss)					1,240		1,267	[6]
Net profit / (loss) attributable to preferred noteholders	[6]						0
Net profit / (loss) attributable to non-controlling interests					0		0	[6]
Net profit / (loss) attributable to shareholders					1,240		1,267	[6]
UBS Americas Inc. | Reportable legal entities
Condensed Income Statements Captions [Line Items]
Interest income	[9]						1,272
Interest expense	[9]						(569)
Net interest income	[9]						703
Other net income from fair value changes on financial instruments	[9]						286
Credit loss (expense) / recovery	[9]						(2)
Fee and commission income	[9]						4,352
Fee and commission expense	[9]						(215)
Net fee and commission income	[9]						4,137
Other income	[9]						207
Total operating income	[9]						5,331
Personnel expenses	[9]						3,172
General and administrative expenses	[9]						1,451
Depreciation and impairment of property, equipment and software	[9]						83
Amortization and impairment of intangible assets	[9]						26
Total operating expenses	[9]						4,731
Operating profit / (loss) before tax	[9]						600
Tax expense / (benefit)	[9]						9
Net profit / (loss)	[9]						591
Net profit / (loss) attributable to preferred noteholders	[9]						0
Net profit / (loss) attributable to non-controlling interests	[9]						0
Net profit / (loss) attributable to shareholders	[9]						591
Other subsidiaries | Reportable legal entities
Condensed Income Statements Captions [Line Items]
Interest income					2,422	[10]	749	[9]
Interest expense					(1,476)	[10]	(625)	[9]
Net interest income					946	[10]	124	[9]
Other net income from fair value changes on financial instruments					531	[10]	184	[9]
Credit loss (expense) / recovery					5	[10]	0	[9]
Fee and commission income					6,454	[10]	2,150	[9]
Fee and commission expense					(533)	[10]	(435)	[9]
Net fee and commission income					5,921	[10]	1,715	[9]
Other income					1,175	[10]	1,513	[9]
Total operating income					8,577	[10]	3,536	[9]
Personnel expenses					4,283	[10]	1,018	[9]
General and administrative expenses					2,587	[10]	1,392	[9]
Depreciation and impairment of property, equipment and software					146	[10]	37	[9]
Amortization and impairment of intangible assets					30	[10]	5	[9]
Total operating expenses					7,046	[10]	2,453	[9]
Operating profit / (loss) before tax					1,531	[10]	1,083	[9]
Tax expense / (benefit)					170	[10]	309	[9]
Net profit / (loss)					1,361	[10]	774	[9]
Net profit / (loss) attributable to preferred noteholders	[9]						0
Net profit / (loss) attributable to non-controlling interests					3	[10]	1	[9]
Net profit / (loss) attributable to shareholders					SFr 1,358	[10]	SFr 773	[9]

[1]
Reflects third-party fee and commission income for the second quarter of 2018 of CHF 2,832 million for Global Wealth Management (first quarter of 2018: CHF 2,891 million), CHF 301 million for Personal & Corporate Banking (first quarter of 2018: CHF 300 million), CHF 801 million for Asset Management (first quarter of 2018: CHF 777 million), CHF 863 million for the Investment Bank (first quarter of 2018: CHF 917 million) and CHF 3 million for Corporate Center (first quarter of 2018: CHF 14 million).

[2]
Upon adoption of IFRS 15, certain brokerage fees paid in an agency capacity have been reclassified from Fee and commission expense to Fee and commission income on a prospective basis from 1 January 2018, primarily relating to third-party execution costs for exchange-traded derivative transactions and fees payable to third-party research providers on behalf of clients. In addition to the IFRS 15 changes, certain revenues, primarily distribution fees and fund management fees, have been reclassified between reporting lines to better reflect the nature of the revenues, with prior period information restated accordingly. This resulted in the following impacts: for the quarter ended 30 June 2017, CHF 84 million was reclassified from Underwriting fees to Brokerage fees and CHF 255 million was reclassified from Portfolio management and related services to Investment fund fees. For the first six months of 2017, CHF 164 million was reclassified from total Underwriting fees to Brokerage fees and CHF 499 million was reclassified from Portfolio management and related services to Investment fund fees. Also, certain expenses that are incremental and incidental to revenues have been reclassified prospectively from General and administrative expenses to Fee and commission expense to improve the alignment of transaction-based costs with the associated revenue stream, primarily impacting clearing costs, client loyalty costs, fund and custody expenses. As the impact of this reclassification was not material, prior period information was not restated.

[3]	Prior period information may not be comparable as a result of the adoption of IFRS 9 and IFRS 15, both effective 1 January 2018. Refer to Note 1 for more information on these changes.
[4]
The decrease compared with the first six months of 2017 was mainly due to the transfer of shared services functions from UBS AG to UBS Business Solutions AG in 2017. Refer to the Annual Report 2017 for more information.

[5]	Upon adoption of IFRS 9 on 1 January 2018, cash flows from certain financial instruments have been reclassified from investing to operating activities. Refer to Note 19 for more information.
[6]
Amounts presented for UBS AG standalone and UBS Switzerland AG standalone represent IFRS standalone information. Refer to the “UBS AG standalone financial information” section of this report for UBS AG standalone financial information prepared in accordance with Swiss GAAP. Refer to “Holding company and significant regulated subsidiaries and sub-groups” at www.ubs.com/investors for UBS Switzerland AG standalone interim financial statements prepared in accordance with Swiss GAAP.

[7]	UBS AG received dividends from UBS Switzerland AG of CHF 2,351 million in the second quarter of 2018.
[8]	UBS AG received dividends from UBS Switzerland AG of CHF 191 million in the second quarter of 2017.
[9]	Amounts presented in these columns serve as a basis for preparing UBS AG consolidated financial statements in accordance with IFRS.
[10]
Following the maturity of the remaining outstanding debt securities issued by PaineWebber in May 2018, we no longer present UBS Americas Inc. separately from other subsidiaries. The column ”Other subsidiaries“ includes consolidated information for the significant sub-groups UBS Americas Holding LLC, UBS Europe SE, UBS Asset Management AG and UBS Limited, as well as standalone information for other subsidiaries.